Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 37	$ 44	$ 75	$ 86
Net (gains) losses on foreign exchange and derivative financial instruments	102	(319)	193	(411)
Fair value adjustments (see note 5)	1	(12)	5	(5)
Other	6	1	4	5
Total	$ 146	$ (286)	$ 277	$ (325)